Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Accounts Payable and Accrued Liabilities
Summary of accounts payable and accrued liabilities

As at	October 31, 2022	October 31, 2021
	$	$
Accounts Payable	7,670	8,739
Accrued liabilities	7,021	7,256
Deferred Revenue	641	185
Income tax payable	3,212	1,815
Sales Tax Payable	8,343	537
Total	26,887	18,532